Note 4 - Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 4 – Income Taxes

The provision for income taxes consisted of the following (in thousands):

	Years Ended December 31,
	2014	2013	2012
Current provision:
Federal	$11,184	$22,870	$75,205
State	1,310	1,930	3,948
Total current provision	12,494	24,800	79,153
Deferred (benefit) provision:
Federal	31,978	14,864	16,199
State	2,036	1,705	(273)
Foreign	(829)	(56)	—
Total deferred provision	33,185	16,513	15,926
Provision for income taxes	$45,679	$41,313	$95,079

The following table reconciles the statutory tax rates to the Company’s effective tax rate:

	Years Ended December 31,
	2014	2013	2012

Federal statutory rate	35.0%	35.0%	35.0%
State taxes, net of federal benefit	3.0%	2.8%	1.4%
Domestic production activities deduction	-1.0%	-1.8%	-2.6%
Effect of foreign losses	2.4%	0.7%	—
Other	0.5%	1.7%	0.5%
Effective income tax rate	39.9%	38.4%	34.3%

The Company’s deferred tax assets and liabilities consisted of the following (in thousands):

	As of December 31,
	2014	2013
Deferred tax assets:
Accrued liabilities	$5,419	$635
Allowance for doubtful accounts	822	609
Stock-based compensation	1,027	335
Other	838	429
Current deferred tax assets	8,106	2,008
Stock-based compensation	16,896	14,577
Net operating losses	1,181	750
Accrued liabilities	69	93
Other	—	123
Non-current deferred tax assets	18,146	15,543
Total deferred tax assets	26,252	17,551
Valuation allowance	—	—
Total deferred tax assets, net	26,252	17,551
Deferred tax liabilities:
Current deferred tax liability	—	(286)
Depreciation on property, plant and equipment	(161,782)	(113,584)
Amortization of goodwill and intangible assets	(49,704)	(47,174)
Non-current deferred tax liabilities	(211,486)	(160,758)
Net deferred tax liability	$(185,234)	$(143,493)

The Company has approximately $0.8 million of state net operating loss carryforwards (“NOL’s”) which expire in various years between 2025 and 2032, and $4.6 million of Canadian NOL’s which will expire in 2033. The Company believes that it is more likely than not that these NOL’s will be utilized and no valuation allowance has been provided.

The Company has identified its major taxing jurisdictions as the United States of America and Texas. The Company’s U.S. federal income tax returns for the years 2011 through 2013 remain open to examination under the applicable federal statute of limitations provisions. The Company’s Texas franchise tax returns for the years 2010 through 2014 remain open to examination under the applicable Texas statute of limitations provisions. The Company’s 2011, 2012 and 2013 Louisiana tax returns are currently under examination.